Note 4(a) - Advances for Vessels Under Construction (Tables)	6 Months Ended
Jun. 30, 2020
Notes Tables
Advances for Vessels Acquisition Under Construction [Table Text Block]
Advances for vessels under construction
Balance, December 31, 2019	12,241
— Advances paid	89,442
— Capitalized expenses	972
— Transferred to Vessels, net	(76,959)
Balance, June 30, 2020	25,696